Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

	November 30,
(in millions)	2021	2020
Ships and ship improvements	$50,501	$49,803
Ships under construction	1,536	1,354
Other property and equipment	3,928	3,992
Total property and equipment	55,965	55,148
Less accumulated depreciation	(17,858)	(17,075)
	$38,107	$38,073